Related Party Transactions (Additional Information) (Details) - USD ($)					1 Months Ended	12 Months Ended
	Nov. 10, 2022	Sep. 12, 2022	Oct. 22, 2018	Oct. 05, 2018	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 12, 2022	Jan. 13, 2021	Mar. 18, 2019
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding						141,348,856	132,858,484
Working Capital						$ 15,200,000
Preferred stock, par value						$ 0.0001	$ 0.0001
Sorrento [Member]
Related Party Transaction [Line Items]
General and administrative expenses						$ 3,800,000	$ 4,000,000	$ 2,300,000
Initial principal amount											$ 16,500,000
Interest rate				10.00%							10.00%
Advances in note payable				$ 25,000,000		27,500,000	6,600,000	13,700,000
Outstanding principal balance	$ 47,100,000						19,600,000
Accrued Interest	7,200,000						3,900,000
Promissory note issued				$ 21,700,000
Debt Instrument, Maturity Date				Aug. 31, 2026
Repayment of indebtedness			$ 21,700,000
Related party note payable, net	23,500,000						23,500,000
Related party receivable						1,800,000
Sorrento [Member] | Promissory note
Related Party Transaction [Line Items]
Advances in note payable						0	8,100,000	10,300,000
Accrued Interest	5,100,000						3,100,000
Itochu [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding										34,889,868
Inventory purchased						$ 6,700,000	5,700,000	$ 1,000,000
Outstanding capital stock, percent								14.70%
Scilex Pharma [Member] | Sorrento [Member]
Related Party Transaction [Line Items]
Related party note payable, net					$ 35,000,000
Proceeds from Sale of Notes Receivable					$ 35,000,000
Working Capital	61,700,000						35,700,000
Repurchases of Notes	100,000,000						51,000,000
Litigation Fees	18,200,000						$ 6,000,000
Aardvark Asset Purchase Agreement [Member] | Sorrento [Member]
Related Party Transaction [Line Items]
Interest rate									2.66%
Related party note payable, net	$ 4,200,000
Debt Exchange Agreement [Member] | Sorrento [Member]
Related Party Transaction [Line Items]
Promissory note issued		$ 27,500,000
Preferred stock, par value		$ 0.0001
Debt Exchange Descriptions						the Aggregate Outstanding Amount plus the amount equal to 10% of the Aggregate Outstanding Amount divided by (ii) $11.00 (rounded up to the nearest whole share); provided, that in no event would the Aggregate Outstanding Amount exceed $ 310,000,000
Related party indebtedness converted into shares	29,057,097
Converted into common stock	2,905,710
Conversion of stock, amount	$ 290,600,000
Aggregate Outstanding Amount						$ 310,000,000
Price per share (in Dollars per share)						$ 11
Aggregate outstanding amount equal percentage						10.00%